Income Taxes - Schedule of Company’s Statutory Federal Income Tax Rate and The Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Statutory Federal Income Tax Rate and The Effective Tax Rates [Abstarct]
Statutory federal tax rate	21.00%	21.00%
Increase (decrease) resulting from:
State taxes	(3.78%)	6.79%
Loss on debt modification	(8.46%)	0.00%
Stock-based compensation	(4.94%)	0.00%
Debt issuance costs	(3.68%)	0.00%
Other items	(0.58%)	1.25%
Valuation allowance	0.44%	(29.04%)
Effective tax rate	0.00%	0.00%